UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments.

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 50.5%
	COMMUNICATIONS – 9.2%
1,926	Equinix, Inc.*	$309,508
8,920	Lamar Advertising Co. - Class A*	445,286
420	Leap Wireless International, Inc.*	6,976
715	Liberty Global PLC*	58,237
34,253	NII Holdings, Inc.*	87,003
2,699	Omnicom Group, Inc.	192,844
173	Time Warner Cable, Inc.	23,912
		1,123,766

	CONSUMER DISCRETIONARY – 2.5%
1,968	Aeropostale, Inc.*	20,310
1,050	AMR Corp.*	12,621
3,549	Bob Evans Farms, Inc.	197,289
500	Cooper Tire & Rubber Co.	12,300
2,340	J.C. Penney Co., Inc.*	23,844
799	Jones Group, Inc.	11,218
41	Men's Wearhouse, Inc.	2,096
1,556	Service Corp. International	28,117
		307,795

	CONSUMER STAPLES – 3.5%
140	Safeway, Inc.	4,896
7,682	Shoppers Drug Mart Corp.	423,111
		428,007

	ENERGY – 9.3%
2,963	Berry Petroleum Co. - Class A	149,098
7,514	Nabors Industries Ltd.	124,357
2,344	Oil States International, Inc.*	239,908
2,065	PVR Partners LP	51,006
12,493	Talisman Energy, Inc.	147,542
4,607	Tesoro Corp.	270,108
2,925	Transocean Ltd.	147,362
		1,129,381

	FINANCIALS – 1.6%
1,879	Lender Processing Services, Inc.	65,972
1,935	Outerwall, Inc.*	132,354
		198,326

	HEALTH CARE – 11.1%
948	Community Health Systems, Inc.	39,105
16,883	Elan Corp. PLC - ADR*	305,245
70	Health Management Associates, Inc. - Class A*	916
4,095	Hologic, Inc.*	91,687
2,197	Life Technologies Corp.*	166,313

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,146	Mallinckrodt PLC*	$111,506
427	Paladin Labs, Inc.*	47,105
4,972	Theravance, Inc.*	187,743
4,028	ViroPharma, Inc.*	199,426
20,000	Vivus, Inc.*	200,400
		1,349,446

	INDUSTRIALS – 2.6%
1,755	Allison Transmission Holdings, Inc.	47,771
1,750	Edwards Group Ltd. - ADR*	17,885
3,570	GenCorp, Inc.*	65,474
699	Molex, Inc. - Class A	26,995
2,964	Timken Co.	153,417
		311,542

	MATERIALS – 4.3%
4,217	Ashland, Inc.	384,084
668	CF Industries Holdings, Inc.	145,210
		529,294

	TECHNOLOGY – 4.8%
4,425	Compuware Corp.	48,630
7,872	Globecomm Systems, Inc.*	111,074
21,027	Nuance Communications, Inc.*	284,285
5,880	Riverbed Technology, Inc.*	101,724
2,761	Tokyo Electron Ltd. - ADR	37,467
		583,180

	UTILITIES – 1.6%
8,179	NV Energy, Inc.	193,433

	TOTAL COMMON STOCKS (Cost $6,105,083)	6,154,170

Principal Amount

	CORPORATE BONDS – 5.0%
	COMMUNICATIONS – 3.4%
$354,000	Cricket Communications, Inc. 7.750%, 10/15/20201	406,215

	CONSUMER STAPLES – 1.2%
141,000	American Achievement Corp. 10.875%, 4/15/20161, 2	149,813

	UTILITIES – 0.4%
66,000	Edison Mission Energy 7.000%, 5/15/2017*3	49,170

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2013 (Unaudited)

	TOTAL CORPORATE BONDS (Cost $600,360)	$605,198

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 1.2%
	CALL OPTIONS – 0.6%
	Applied Materials, Inc.
57	Exercise Price: $20.00, Expiration Date: January 18, 2014	257
	Berry Petroleum Co. - Class A
4	Exercise Price: $50.00, Expiration Date: December 21, 2013	650
	Community Health Systems, Inc.
22	Exercise Price: $44.00, Expiration Date: January 18, 2014	2,365
4	Exercise Price: $46.00, Expiration Date: February 22, 2014	490
	Compuware Corp.
35	Exercise Price: $12.50, Expiration Date: May 17, 2014	788
	Elan Corp. PLC - ADR
4	Exercise Price: $17.00, Expiration Date: January 18, 2014	450
	Equinix, Inc.
35	Exercise Price: $180.00, Expiration Date: January 18, 2014	13,300
	Fidelity National Financial, Inc. - Class A
14	Exercise Price: $31.00, Expiration Date: January 18, 2014	280
19	Exercise Price: $31.00, Expiration Date: March 22, 2014	1,235
22	Exercise Price: $33.00, Expiration Date: March 22, 2014	605
	J.C. Penney Co., Inc.
234	Exercise Price: $14.00, Expiration Date: February 22, 2014	8,190
	Lamar Advertising Co. - Class A
367	Exercise Price: $55.00, Expiration Date: January 18, 2014	20,185
	Linn Energy LLC
22	Exercise Price: $34.00, Expiration Date: January 18, 2014	385
	Nuance Communications, Inc.
166	Exercise Price: $20.00, Expiration Date: December 21, 2013	332
	Perrigo Co.
4	Exercise Price: $135.00, Expiration Date: December 21, 2013	8,300
	Santarus, Inc.
7	Exercise Price: $35.00, Expiration Date: December 21, 2013	14
	Tesoro Corp.
8	Exercise Price: $60.00, Expiration Date: December 21, 2013	1,232
88	Exercise Price: $65.00, Expiration Date: January 18, 2014	9,944
	Time Warner Cable, Inc.
7	Exercise Price: $140.00, Expiration Date: January 18, 2014	3,395
	Transocean Ltd.
89	Exercise Price: $55.00, Expiration Date: January 18, 2014	3,248
117	Exercise Price: $60.00, Expiration Date: January 18, 2014	819
	U.S. Airways Group, Inc.
8	Exercise Price: $25.00, Expiration Date: January 18, 2014	548
		77,012

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2013 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS – 0.6%
	Ashland, Inc.
58	Exercise Price: $75.00, Expiration Date: January 18, 2014	$1,160
	Cooper Tire & Rubber Co.
20	Exercise Price: $21.00, Expiration Date: January 18, 2014	1,500
	Health Management Associates, Inc. - Class A
14	Exercise Price: $10.00, Expiration Date: May 17, 2014	140
	iShares Russell 2000 ETF
292	Exercise Price: $103.00, Expiration Date: January 18, 2014	15,038
292	Exercise Price: $109.00, Expiration Date: January 18, 2014	40,150
	J.C. Penney Co., Inc.
105	Exercise Price: $4.00, Expiration Date: December 21, 2013	105
88	Exercise Price: $4.00, Expiration Date: January 18, 2014	176
	Lamar Advertising Co. - Class A
247	Exercise Price: $40.00, Expiration Date: January 18, 2014	7,410
88	Exercise Price: $41.00, Expiration Date: January 18, 2014	3,080
	Leap Wireless International, Inc.
2	Exercise Price: $14.00, Expiration Date: January 18, 2014	4
7	Exercise Price: $15.00, Expiration Date: January 18, 2014	53
52	Exercise Price: $12.00, Expiration Date: January 17, 2015	1,014
28	Exercise Price: $15.00, Expiration Date: January 17, 2015	1,050
	LinnCo LLC
10	Exercise Price: $30.00, Expiration Date: December 21, 2013	650
	MAKO Surgical Corp.
8	Exercise Price: $20.00, Expiration Date: January 18, 2014	40
	Men's Wearhouse, Inc.
5	Exercise Price: $40.00, Expiration Date: December 21, 2013	50
2	Exercise Price: $41.00, Expiration Date: December 21, 2013	20
5	Exercise Price: $45.00, Expiration Date: December 21, 2013	138
	Pactera Technology International Ltd.
7	Exercise Price: $5.00, Expiration Date: January 18, 2014	35
7	Exercise Price: $5.00, Expiration Date: February 22, 2014	70
	Safeway, Inc.
5	Exercise Price: $28.00, Expiration Date: December 21, 2013	25
6	Exercise Price: $28.00, Expiration Date: January 18, 2014	90
2	Exercise Price: $29.00, Expiration Date: January 18, 2014	35
11	Exercise Price: $30.00, Expiration Date: January 18, 2014	302
	SPDR S&P 500 ETF Trust
5	Exercise Price: $164.00, Expiration Date: December 21, 2013	88
12	Exercise Price: $165.00, Expiration Date: December 21, 2013	228
13	Exercise Price: $167.00, Expiration Date: December 21, 2013	279
5	Exercise Price: $174.00, Expiration Date: December 21, 2013	282
12	Exercise Price: $175.00, Expiration Date: December 21, 2013	798
13	Exercise Price: $177.00, Expiration Date: December 21, 2013	1,287

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2013 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	Time Warner Cable, Inc.
8	Exercise Price: $120.00, Expiration Date: December 21, 2013	$220
	ViroPharma, Inc.
7	Exercise Price: $35.00, Expiration Date: May 17, 2014	70
		75,587

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $222,278)	152,599

Number of Shares

	RIGHTS – 0.0%
1,749	Sanofi*	1,049

	TOTAL RIGHTS (Cost $1,080)	1,049

	SHORT-TERM INVESTMENTS – 28.8%
3,515,601	Fidelity Institutional Money Market Fund, 0.044%	3,515,601

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,515,601)	3,515,601

	TOTAL INVESTMENTS – 85.5% (Cost $10,444,402)	10,428,617
	Other Assets in Excess of Liabilities – 14.5%	1,762,186

	TOTAL NET ASSETS – 100.0%	$12,190,803

	SECURITIES SOLD SHORT – (10.2)%
	COMMON STOCKS – (9.6)%
	COMMUNICATIONS – (1.2)%
(6,099)	Belo Corp. - Class A	(83,739)
(715)	Liberty Global PLC - Class A*	(61,354)
		(145,093)

	CONSUMER DISCRETIONARY – (1.0)%
(9,237)	Stewart Enterprises, Inc. - Class A	(122,390)

	CONSUMER STAPLES – (4.6)%
(7,515)	Harris Teeter Supermarkets, Inc.	(371,091)
(4,559)	Loblaw Cos. Ltd.	(185,513)
		(556,604)

	ENERGY – (0.4)%
(2,106)	Regency Energy Partners LP	(51,344)

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIALS – (0.1)%
(578)	Fidelity National Financial, Inc. - Class A	$(16,803)

	HEALTH CARE – (2.0)%
(699)	Endo Health Solutions, Inc.*	(46,966)
(1,291)	Perrigo Co.	(201,254)
		(248,220)

	TECHNOLOGY – (0.3)%
(1,963)	Applied Materials, Inc.	(33,960)

	TOTAL COMMON STOCKS (Proceeds $1,163,301)	(1,174,414)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.6)%
	CALL OPTIONS – (0.2)%
	Equinix, Inc.
(23)	Exercise Price: $195.00, Expiration Date: January 18, 2014	(4,140)
(12)	Exercise Price: $200.00, Expiration Date: January 18, 2014	(1,800)
	Perrigo Co.
(4)	Exercise Price: $140.00, Expiration Date: December 21, 2013	(6,360)
	Tesoro Corp.
(88)	Exercise Price: $70.00, Expiration Date: January 18, 2014	(4,048)
	Time Warner Cable, Inc.
(7)	Exercise Price: $145.00, Expiration Date: January 18, 2014	(1,855)
	U.S. Airways Group, Inc.
(7)	Exercise Price: $28.00, Expiration Date: January 18, 2014	(140)
		(18,343)

	PUT OPTIONS – (0.4)%
	iShares Russell 2000 ETF
(585)	Exercise Price: $106.00, Expiration Date: January 18, 2014	(49,140)
	Lamar Advertising Co. - Class A
(247)	Exercise Price: $36.00, Expiration Date: January 18, 2014	(3,705)
	SPDR S&P 500 ETF Trust
(10)	Exercise Price: $169.00, Expiration Date: December 21, 2013	(260)
(21)	Exercise Price: $170.00, Expiration Date: December 21, 2013	(640)
(24)	Exercise Price: $172.00, Expiration Date: December 21, 2013	(972)
		(54,717)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $115,168)	(73,060)

	TOTAL SECURITIES SOLD SHORT (Proceeds $1,278,469)	$(1,247,474)

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2013 (Unaudited)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
1	Callable.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

3	Security is in default.

 See accompanying Notes to Schedule of Investments.

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2013 - (Unaudited)

SWAP CONTRACTS
EQUITY SWAPS

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate4	Termination Date	Ccy	Notional Amount	Number of Units	Unrealized Appreciation (Depreciation)

Morgan Stanley	Publicis Groupe S.A.	Pay	0.09%	11/2/15		$(116,173)	(1,347)	$(2,472)
Morgan Stanley	Publicis Groupe S.A.	Pay	0.09	11/4/15		(69,993)	(804)	(1,490)
Morgan Stanley	Unit4 N.V.	Receive	0.12	11/23/15		€68,498	1,798	797
TOTAL EQUITY SWAPS								$(3,165)

4	Financing rate is based upon predetermined notional amounts.

€ – Euro

See accompanying Notes to Schedule of Investments.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2013 (Unaudited)

Note 1 – Organization
Ramius Event Driven Equity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on September 30, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Daylight Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
November 30, 2013 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(d) Short Sales
The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(e) Swap Contracts
Swap agreements are over-the-counter contracts entered into primarily by institutional investors.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investment or instrument.  The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of swaps or securities or commodities representing a particular index.

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
November 30, 2013 (Unaudited)

The Fund may also enter into total return swap contracts, which are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

(f) Money Market Investments
The Fund invests a significant amount (28.8% as of November 30, 2013) in the Fidelity Institutional Money Market Fund (“FMPXX”).  FMPXX Invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services sector.

Note 3 – Federal Income Taxes
At November 30, 2013, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) of investments for federal income tax purposes were as follows:

Cost of investments	$10,444,402

Gross unrealized appreciation	$262,926
Gross unrealized depreciation	(278,711)

Net unrealized depreciation on investments	$(15,785)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

Ramius Event Driven Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
November 30, 2013 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks1	$6,154,170	$-	$-	$6,154,170
Corporate Bonds1	-	605,198	-	605,198
Purchased Options Contracts	152,599	-	-	152,599
Rights	1,049	-	-	1,049
Short-Term Investments	3,515,601	-	-	3,515,601
Total Investments	$9,823,419	$605,198	$-	$10,428,617
Other Financial Instruments2
Equity Swaps	$-	$797	$-	$797
Total Assets	$9,823,419	$605,995	$-	$10,429,414

Liabilities
Securities Sold Short
Common Stocks1	$1,174,414	-	-	$1,174,414
Written Options Contracts	73,060	-	-	73,060
Total Securities Sold Short	$1,247,474	$-	$-	$1,247,474
Other Financial Instruments2
Equity Swaps	$-	$3,962	$-	$3,962
Total Liabilities	$1,274,474	$3,962	$-	$1,251,436

*	The Fund did not hold any Level 3 securities at period end.
1	For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
2
Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swaps contracts.  Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	1/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	1/29/2014

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	1/29/2014